Cash and balances with the Central Bank	12 Months Ended
Dec. 31, 2022
Cash and balances with the Central Bank.
Cash and balances with the Central Bank

6.   Cash and balances with the Central Bank

The breakdown by type of balances of Cash and balances with the Central Bank is as follows:

	12/31/2021	12/31/2022

Cash	26,361	35,143
Central Bank compulsory deposits	23,978	23,978
Deposits in the Central Bank	12,705	13,623
Accrued interest	29	71
	63,073	72,815

Central Bank compulsory deposits relate to a minimum balance financial institutions are required to maintain with the Central Bank based on a percentage of deposits received from third parties.

As of December 31, 2022 and 2021, the Bank maintained a special deposit in the Central Bank for an amount of 7,700 million pesos based on Circular 9/2020 issued by the Mexican Central Bank on June 13, 2020. Circular 9/2020 allows credit institutions that have Bonos de Regulación Monetaria Reportables (BREMS R) to use these financial instruments to guarantee overdrafts in their account in order to promote the healthy development of the Mexican financial system.

Note 45.a includes a breakdown of the remaining maturity of Cash and balances with the Central Bank. The compulsory deposits required by the Central Bank have an indefinite term. Additionally, Note 45.d includes the fair value amounts of these assets.